Goodwill and Other Intangible Assets, Net - Changes in Carrying Amount of Goodwill and Other Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	₩ 4,166,309	₩ 4,449,432
Acquisitions	495,787	390,008
Business combination	1,103,683
Disposals	(2,822)	(19,590)
Amortization	(488,835)	(444,100)
Impairment loss	(369,382)	(223,460)
Others	(66,289)	14,019
Ending	4,838,451	4,166,309
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	735,969	903,893
Acquisitions	0	17,804
Business combination	66,206
Disposals	0	0
Amortization	0	0
Impairment loss	(369,337)	(189,167)
Others	9,649	3,439
Ending	442,487	735,969
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	2,225,808	2,170,738
Acquisitions	354,179	281,544
Business combination	912,971
Disposals	(582)	(574)
Amortization	(326,494)	(271,931)
Impairment loss	379	(20,005)
Others	(30,189)	66,036
Ending	3,136,072	2,225,808
Membership [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	142,370	138,703
Acquisitions	9,230	7,457
Business combination	0
Disposals	(2,082)	(4,198)
Amortization	(145)	(137)
Impairment loss	854	145
Others	(17,285)	400
Ending	132,942	142,370
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	153,973	227,111
Acquisitions	1,800	11,301
Business combination	0
Disposals	(13)	0
Amortization	(67,446)	(72,294)
Impairment loss	(1,046)	(4,027)
Others	28,903	(8,118)
Ending	116,171	153,973
Port facilities usage rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	216,021	236,272
Acquisitions	0	0
Business combination	0
Disposals	0	0
Amortization	(14,800)	(20,581)
Impairment loss	0	0
Others	(4,010)	330
Ending	197,211	216,021
Exploration and evaluation assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	61,957	57,140
Acquisitions	24,583	3,649
Business combination	21,266
Disposals	0	0
Amortization	0	0
Impairment loss	0	(374)
Others	(6,815)	1,542
Ending	100,991	61,957
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	285,720	330,247
Acquisitions	0	0
Business combination	0
Disposals	0	0
Amortization	(44,478)	(44,478)
Impairment loss	0	0
Others	69	(49)
Ending	241,311	285,720
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	344,491	385,328
Acquisitions	99,388	68,253
Business combination	26,649
Disposals	(145)	(14,818)
Amortization	(35,472)	(34,679)
Impairment loss	(232)	(10,032)
Others	(42,383)	(49,561)
Ending	392,296	₩ 344,491
Intangible assets under development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions	6,607
Business combination	76,591
Others	(4,228)
Ending	₩ 78,970